65871  10/00

Prospectus Supplement
dated October 9, 2000 to:
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Putnam Utilities Growth and Income Fund (the "fund")
Prospectus dated February 29, 2000

In the section entitled "Who manages the fund?" the second paragraph is replaced with the following:

The following officers and the Credit Team of Putnam Management have primary responsibility for the day-to-day management of the fund's portfolio. Their length of service to the fund and their experience as portfolio managers or investment analysts over at least the last five years are shown.

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Manager                  Since  Experience
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Krishna K. Memani        1999   1998 - Present           Putnam Management
Managing Director               Prior to September 1998  Morgan Stanley & Co.
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Jeanne L. Mockard        1998   1990 - Present           Putnam Management
Senior Vice President
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Michael R. Yogg          2000   1997 - Present           Putnam Management
Senior Vice President           Prior to April 1997      State Street Research
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